Document and Entity Information	0 Months Ended
Nov. 28, 2014
Risk/Return:
Document Type	497
Document Period End Date	Nov. 28, 2014
Registrant Name	MFS SERIES TRUST III
Central Index Key	0000225604
Amendment Flag	false
Document Creation Date	Nov. 28, 2014
Document Effective Date	Nov. 28, 2014
Prospectus Date	May 31, 2014
MFS® Municipal High Income Fund | A
Risk/Return:
Trading Symbol	MMHYX
MFS® Municipal High Income Fund | B
Risk/Return:
Trading Symbol	MMHBX
MFS® Municipal High Income Fund | C
Risk/Return:
Trading Symbol	MMHCX
MFS® Municipal High Income Fund | I
Risk/Return:
Trading Symbol	MMIIX